Cash and Cash Equivalents - Reconciliation Between the Changes in Liabilities Arising from Financing Activities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Beginning of period	₽ 318,938
Foreign exchange movement	(7,891)	₽ 37,765	₽ (19,241)
Interest accrued	23,371	26,853	38,830
End of period	285,148	318,938
Loans and Borrowings [member]
Disclosure of financial liabilities [line items]
Beginning of period	317,037	388,522	418,832
Cash flows	(44,203)	(121,363)	(42,831)
Foreign exchange movement	(8,081)	36,419	(19,070)
Non-cash offset (Note 9.2)		0
Gain on sale of the discontinued operations		(8,031)
New leases	0	0	0
Interest accrued	20,063	22,281	31,750
Effect of restructuring of loans and leases	(223)	(3,204)	(25)
Other changes	(1,111)	2,413	(134)
End of period	283,482	317,037	388,522
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Beginning of period	11,493	17,355	8,293
Cash flows	(4,537)	(3,541)	(3,488)
Foreign exchange movement	(39)	160	(76)
Non-cash offset (Note 9.2)		(1,490)
Gain on sale of the discontinued operations		(1,448)
New leases	2,321	573	11,234
Interest accrued	854	1,088	1,409
Effect of restructuring of loans and leases	0	0	0
Other changes	1,320	(1,204)	(17)
End of period	11,412	11,493	17,355
Deferred payments for acquisition of assets [member]
Disclosure of financial liabilities [line items]
Beginning of period	112	1,151	1,430
Cash flows	(95)	(508)	(341)
Foreign exchange movement	0	0	0
Non-cash offset (Note 9.2)		0
Gain on sale of the discontinued operations		(443)
New leases	0	0	0
Interest accrued	0	0	0
Effect of restructuring of loans and leases	0	0	0
Other changes	(17)	(88)	62
End of period	0	112	1,151
Effects of sale and lease back transaction [member]
Disclosure of financial liabilities [line items]
Beginning of period	2,199	248	0
Cash flows	(354)	278	234
Foreign exchange movement	0	0	0
Non-cash offset (Note 9.2)		1,490
Gain on sale of the discontinued operations		0
New leases	0	0	0
Interest accrued	0	0	0
Effect of restructuring of loans and leases	0	0	0
Other changes	281	183	14
End of period	2,126	2,199	248
Put option of Gazprombank [member]
Disclosure of financial liabilities [line items]
Beginning of period	0	48,201	44,056
Cash flows	0	0	0
Foreign exchange movement	0	0	0
Non-cash offset (Note 9.2)		0
Gain on sale of the discontinued operations		(49,418)
New leases	0	0	0
Interest accrued	0	0	0
Effect of restructuring of loans and leases	0	0	0
Other changes	0	1,217	4,145
End of period	0	0	48,201
Fines and penalties on overdue leases [Member]
Disclosure of financial liabilities [line items]
Beginning of period	0	41	384
Cash flows	(35)	0	(39)
Foreign exchange movement	0	0	(17)
Non-cash offset (Note 9.2)		0
Gain on sale of the discontinued operations		0
New leases	0	0
Interest accrued	0	0
Effect of restructuring of loans and leases	(22)	(137)	(337)
Other changes	59	96	50
End of period	2	0	41
Dividends payable [Member]
Disclosure of financial liabilities [line items]
Beginning of period	10	217	232
Cash flows	(111)	(295)	(1,531)
Foreign exchange movement	0	0	0
Non-cash offset (Note 9.2)		0
Gain on sale of the discontinued operations		0
New leases	0	0	0
Interest accrued	0	0	0
Effect of restructuring of loans and leases	0	0	0
Other changes	110	88	1,516
End of period	₽ 9	₽ 10	₽ 217